COMMITMENTS	12 Months Ended
Dec. 31, 2019
Capital commitments [abstract]
COMMITMENTS

Except as disclosed elsewhere in these financial statements, the Company has the following financial obligations in the ordinary course of business:

	2020	2021	2022	Total

Office Lease Obligations	$45,489	$24,574	$9,540	$79,603
	$45,489	$24,574	$9,540	$79,603